The Business and Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
The Business and Summary of Significant Accounting Policies
Use of Estimates

Use of Estimates

        The preparation of the Company's condensed consolidated financial statements and accompanying notes in conformity with GAAP requires management to make estimates and assumptions that impact the reported amounts of assets, liabilities, revenues and expenses and the disclosure of contingent assets and liabilities. The most significant estimates in the Company's condensed consolidated financial statements relate to clinical trial accruals, revenue recognition and stock-based compensation. Although these estimates and assumptions are based on the Company's knowledge of current events and actions it may undertake in the future, actual results may ultimately differ materially from these estimates and assumptions.

Use of Estimates

        The Company's consolidated financial statements are prepared in accordance with accounting principles generally accepted in the US (US GAAP). The preparation of the Company's consolidated financial statements requires it to make estimates and assumptions that impact the reported amounts of assets, liabilities, revenues and expenses and the disclosure of contingent assets and liabilities in the Company's consolidated financial statements and accompanying notes. The most significant estimates in the Company's consolidated financial statements relate to stock options, clinical trial accruals and revenue recognition. Although these estimates are based on the Company's knowledge of current events and actions it may undertake in the future, actual results may ultimately materially differ from these estimates and assumptions.

Segment Reporting

Segment Reporting

        Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision-maker in making decisions regarding resource allocation and assessing performance. The Company views its operations and manages its business in one operating segment operating primarily in the US.

Segment Reporting

        Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision-maker in making decisions regarding resource allocation and assessing performance. The Company views its operations and manages its business in one operating segment operating primarily in the US.

Concentrations of Credit Risk

Concentrations of Credit Risk

        Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents. The Company maintains deposits in federally insured financial institutions in excess of federally insured limits. The Company has not experienced any losses in such accounts and believes it is not exposed to significant risk on its cash balances due to the financial position of the depository institutions in which those deposits are held. The Company maintains cash equivalents with two financial institutions. The Company invests excess cash in money market accounts. Additionally, the Company has established guidelines regarding approved investments and maturities of investments, which are designed to maintain safety and liquidity.

Concentrations of Credit Risk

        Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents. The Company maintains deposits in federally insured financial institutions in excess of federally insured limits. The Company has not experienced any losses in such accounts and believes it is not exposed to significant risk on its cash balances due to the financial position of the depository institutions in which those deposits are held. The Company maintains cash equivalents with two financial institutions. The Company invests excess cash primarily in money market accounts. Additionally, the Company established guidelines regarding approved investments and maturities of investments, which are designed to maintain safety and liquidity.

Cash and Cash Equivalents

Cash and Cash Equivalents

        The Company classifies time deposits and other investments that are highly liquid and have maturities of 90 days or less at the date of purchase as cash equivalents. The carrying amounts approximate fair value due to the short maturities of these instruments. Cash and cash equivalents include cash in checking and money market accounts.

Cash and Cash Equivalents

        The Company classifies time deposits and other investments that are highly liquid and have maturities of 90 days or less at the date of purchase as cash equivalents. The carrying amounts approximate fair value due to the short maturities of these instruments. Cash and cash equivalents include cash in readily available checking and money market accounts.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

        The carrying amounts of all cash equivalents, accounts payable and accrued liabilities are reasonable estimates of their fair value because of the short nature of these items.

        The valuation of assets and liabilities are subject to fair value measurements using a three tiered approach and fair value measurement is classified and disclosed by the Company in one of the following three categories:

  Level 1:    Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

  Level 2:    Quoted prices for similar assets and liabilities in active markets, quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability;

  Level 3:    Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity).

        Cash and cash equivalents are measured at fair value on a recurring basis. As of December 31, 2012 and September 30, 2013, cash equivalents are classified within the Level 1 designation as noted above. As of December 31, 2012 and September 30, 2013, the carrying amount of cash equivalents was $5.3 million and $77.0 million, respectively, which approximates fair value and was determined based upon Level 1 inputs. Cash equivalents consisted of funds held in money market accounts. As of December 31, 2012 and September 30, 2013, the Company does not hold any Level 2 or Level 3 financial instruments.

Fair Value of Financial Instruments

        The carrying amounts of all cash equivalents, accounts payable and accrued liabilities are reasonable estimates of their fair value because of the short nature of these items.

        The valuation of assets and liabilities are subject to fair value measurements using a three tiered approach and fair value measurement is classified and disclosed by the Company in one of the following three categories:

  Level 1:    Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

  Level 2:    Quoted prices for similar assets and liabilities in active markets, quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability;

  Level 3:    Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e. supported by little or no market activity).

        Cash and cash equivalents are measured at fair value on a recurring basis. As of December 31, 2011 and 2012, cash equivalents are classified within the Level 1 designation as noted above. As of December 31, 2011 and 2012, the carrying amount of cash equivalents was $10.8 million and $5.3 million, respectively, which approximates fair value and was determined based upon Level 1 inputs. Cash equivalents primarily consisted of funds held in a money market account. As of December 31, 2011 and 2012, the Company does not hold any Level 2 or Level 3 financial instruments.

Property, Equipment, Depreciation and Amortization

Property and Equipment

        The Company records its property and equipment at cost and computes depreciation using the straight-line method over the estimated useful lives of the assets (generally three years). The Company amortizes leasehold improvements over the lease term or the useful life of the improvement, whichever is shorter (including any renewal periods that are deemed to be reasonably assured). The Company expenses repair and maintenance costs that do not improve service potential or extend economic life as incurred.

Property, Equipment, Depreciation and Amortization

        The Company carries its property and equipment at cost and computes depreciation using the straight-line method over the estimated useful lives of the assets (generally three years). The Company amortizes leasehold improvements over the lease term or the useful life of the improvement, whichever is shorter (including any renewal periods that are deemed to be reasonably assured). The Company expenses repair and maintenance costs that do not improve service potential or extend economic life as incurred.

Other Assets

Other Assets

        Deferred IPO costs totaling $77,000 are included in other current assets at December 31, 2012. These costs represent legal and other direct costs related to the Company's efforts to raise capital through a public sale of its common stock. The Company incurred no IPO costs prior to 2012. Future costs will be deferred until the completion of the IPO, at which time they will be reclassified to additional paid-in capital as a reduction of the IPO proceeds. If the Company terminates its plan for an IPO or delays such plan for more than 90 days, any costs deferred will be expensed immediately.

Long-Lived Assets

Impairment of Long-Lived Assets

        The Company reviews property and equipment for impairment on an annual basis and whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. An impairment loss would be recognized when estimated future undiscounted cash flows relating to the asset are less than its carrying amount. An impairment loss is measured as the amount by which the carrying amount of an asset exceeds its fair value. While the Company's current and historical operating losses and negative cash flows are possible indicators of impairment, management believes that the future cash flows to be generated by these assets support the carrying value of its long-lived assets and, accordingly, has not recognized any impairment losses through September 30, 2013.

Long-Lived Assets

        The Company assesses the value of its long-lived assets, which include property, equipment, for impairment on an annual basis and whenever events or changes in circumstances and the undiscounted cash flows generated by those assets indicate that the carrying amount of such assets may not be recoverable. The Company had no impairments during the years ended December 31, 2011 and 2012. While the Company's current and historical operating losses and negative cash flows are indicators of impairment, management believes that future cash flows to be received support the carrying value of its long-lived assets and, accordingly, has not recognized any impairment losses through December 31, 2012.

Income Taxes

Income Taxes

        The Company follows the accounting guidance on accounting for uncertainty in income taxes. The guidance prescribes a recognition threshold and measurement attribute criteria for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities based on the technical merits of the position.

        The Company uses the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and the tax reporting basis of assets and liabilities and are measured using the enacted tax rates and laws that are expected to be in effect when the differences are expected to reverse. The Company provides a valuation allowance against net deferred tax assets unless, based upon the available evidence, it is more likely than not that the deferred tax assets will be realized. When the Company establishes or reduces the valuation allowance against its deferred tax assets, its provision for income taxes will increase or decrease, respectively, in the period such determination is made.

Income Taxes

        The Company follows the accounting guidance on accounting for uncertainty in income taxes. The guidance prescribes a recognition threshold and measurement attribute criteria for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities based on the technical merits of the position.

        The Company uses the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and the tax reporting basis of assets and liabilities and are measured using the enacted tax rates and laws that are expected to be in effect when the differences are expected to reverse. The Company provides a valuation allowance against net deferred tax assets unless, based upon the available evidence, it is more likely than not that the deferred tax assets will be realized. When the Company establishes or reduces the valuation allowance against its deferred tax assets, its provision for income taxes will increase or decrease, respectively, in the period such determination is made.

Revenue Recognition

Revenue Recognition

        The Company enters into arrangements with pharmaceutical and biotechnology partners that may involve multiple deliverables. The Company's arrangements may contain upfront payments, license fees for research and development arrangements, research and development funding and milestone payments under collaborative agreements. Each deliverable in the arrangement is evaluated to determine whether it meets the criteria to be accounted for as a separate unit of accounting or whether it should be combined with other deliverables. Revenue is recognized separately for each unit of accounting when all four of the following criteria are met: (i) persuasive evidence that an arrangement exists; (ii) delivery of the products and/or services has occurred; (iii) the selling price is fixed or determinable; and (iv) collectability is reasonably assured.

        Upfront Fees.    When management determines the Company has a single unit of accounting under its collaborative arrangements, upfront fees received for collaborative agreements are recognized ratably over the expected performance period under each respective arrangement. The Company's collaborations to date have had stated periods of performance; however, the agreement with Ono Pharmaceutical Co., Ltd., or Ono, contains an option whereby Ono may choose to extend the development period. As a result, management makes its best estimate of the period over which the Company expects to fulfill its performance obligations under that agreement. Any amounts received under the agreements in advance of performance, if deemed substantive, are recorded as deferred revenue and recognized as revenue as the Company completes its performance obligations.

        Milestones.    The Company evaluates all milestones at the beginning of the agreement to determine if they meet the definition of a substantive milestone. Revenue is recognized from milestone payments when earned, provided that (i) the milestone event is substantive in that it can only be achieved based in whole or in part on either the Company's performance or on the occurrence of a specific outcome resulting from the Company's performance and its achievability was not reasonably assured at the inception of the agreement, (ii) the Company does not have ongoing performance obligations related to the achievement of the milestone and (iii) it would result in the receipt of additional payments. A milestone payment is considered substantive if all of the following conditions are met: (i) the milestone payment is non-refundable; (ii) achievement of the milestone was not reasonably assured at the inception of the arrangement; (iii) substantive effort is involved to achieve the milestone; and (iv) the amount of the milestone payments appears reasonable in relation to the effort expended, the other milestones in the arrangement and the related risk associated with the achievement of the milestone.

        The Company's collaboration arrangements provide for payments upon the achievement of research milestones, such as providing structure solutions with candidate compounds for certain targets. Given the challenges inherent in determining high resolution structure solutions for G protein-coupled receptor (GPCR) targets, there was substantial uncertainty whether any such milestones would be achieved at the time the Company entered into these collaboration arrangements. In addition, the Company evaluated whether the research milestones met the remaining criteria to be considered substantive. As a result of its analysis, management considers most of the Company's research milestones to be substantive and, accordingly, it expects to recognize as revenue future payments received from such milestones as each milestone is achieved. For those milestones that in management's judgment did not meet the additional criteria to be considered substantive, these payments are deferred upon achievement and recognized ratably in the condensed consolidated statements of operations and comprehensive loss over the remaining estimated period of its performance.

        Deferred Revenue.    Amounts received prior to satisfying the above revenue recognition criteria are recorded as deferred revenue in the accompanying condensed consolidated balance sheets. Amounts not expected to be recognized within the next 12 months are classified as non-current deferred revenue.

Revenue Recognition

        The Company enters into arrangements with pharmaceutical and biotechnology partners that may involve multiple deliverables. The Company's arrangements may contain upfront payments, license fees for research and development arrangements, research and development funding and milestone payments under collaborative agreements. Each deliverable in the arrangement is evaluated to determine whether it meets the criteria to be accounted for as a separate unit of accounting or whether it should be combined with other deliverables. Revenue is recognized separately for each element when all four of the following criteria are met: (1) persuasive evidence that an arrangement exists; (2) delivery of the products and/or services has occurred; (3) the selling price is fixed or determinable; and (4) collectibility is reasonably assured.

Research and Development	Research and Development Research and development costs are expensed as incurred.	Research and Development Research and development costs are expensed as incurred.
Patent Expenses	Patent Expenses Costs related to filing and pursuing patent applications are recorded as general and administrative expense since recoverability of such expenditures is uncertain.	Patent Expenses Costs related to filing and pursuing patent applications are recorded as general and administrative expense since recoverability of such expenditures is uncertain.
Stock-Based Compensation

Stock-Based Compensation

        The Company accounts for stock-based compensation expense related to stock options granted to employees and members of its board of directors by estimating the fair value of each stock option on the date of grant using the Black-Scholes options-pricing model net of estimated forfeitures. For awards subject to time-based vesting conditions, stock-based compensation expense is recognized using the straight-line method. In accordance with the authoritative accounting literature, options subject to both performance and time-based vesting conditions are expensed using an accelerated multiple-option approach. Under the accelerated multiple-option approach (also known as the graded-vesting method), compensation expense is recognized over the requisite service period for each separately vesting tranche of the award as though the award was in substance multiple awards, resulting in accelerated expense recognition during the earlier vesting periods.

        The Company accounts for stock options granted to non-employees using the fair value approach. Stock options granted to non-employees are subject to periodic revaluation over their vesting terms.

Stock-Based Compensation

        The Company accounts for stock-based compensation expense related to stock options granted to employees and members of its board of directors by estimating the fair value of each stock option on the date of grant using the Black-Scholes options-pricing model net of estimated forfeitures. For awards subject to time-based vesting conditions, stock-based compensation expense is recognized using the straight-line method. In accordance with the authoritative accounting literature, options subject to both performance and time-based vesting conditions are expensed using an accelerated multiple-option approach. Under the accelerated multiple-option approach (also known as the graded-vesting method), compensation expense is recognized over the requisite service period for each separately vesting tranche of the award as though the award was in substance multiple awards, resulting in accelerated expense recognition during the earlier vesting periods.

        The Company accounts for stock options granted to non-employees, including members of the scientific advisory board, using the fair value approach. Stock options granted to non-employees are subject to periodic revaluation over their vesting terms.

Comprehensive Loss

Comprehensive Loss

        Comprehensive loss is defined as the change in equity during a period from transactions and other events and/or circumstances from non-owner sources. Comprehensive loss is equal to net loss for all periods presented.

Comprehensive Loss

        Comprehensive loss is defined as the change in equity during a period from transactions and other events and/or circumstances from non-owner sources. For all periods presented, comprehensive loss is equal to net loss.

Net Loss Per Share

Net Loss per Share

        Basic net loss per share is calculated by dividing the net loss by the weighted-average number of common shares outstanding for the period, without consideration for common stock equivalents. Excluded from the weighted-average number of shares outstanding are shares which have been issued upon the early exercise of stock options and are subject to future vesting and unvested restricted stock totaling 1.0 million and 0.6 million shares as of September 30, 2012 and 2013, respectively. Diluted net loss per share is calculated by dividing the net loss by the weighted-average number of common share equivalents outstanding for the period determined using the treasury-stock method. Dilutive common stock equivalents are comprised of convertible preferred stock, stock options and warrants. Basic and diluted net loss per share are equivalent because the Company has incurred a net loss in all periods presented causing any potentially dilutive securities to be anti-dilutive. The following table summarizes the weighted-average anti-dilutive securities excluded from the calculation of diluted net loss per share (in thousands):

	Nine months ended September 30,
	2012	2013
Convertible preferred stock	6,706	4,061
Common stock equivalents:
Options to purchase common stock	224	578
Warrants to purchase common stock	358	—

Total	7,288	4,639

Net Loss Per Share

        Basic net loss per share is calculated by dividing the net loss by the weighted-average number of common shares outstanding for the period, without consideration for common stock equivalents. Excluded from the weighted-average number of shares outstanding are shares which have been issued upon the early exercise of stock options and are subject to future vesting and unvested restricted stock totaling approximately 0.8 million and 0.9 million shares as of December 31, 2011 and 2012, respectively. Diluted net loss per share is calculated by dividing the net loss by the weighted-average number of common share equivalents outstanding for the period determined using the treasury-stock method. Dilutive common stock equivalents are comprised of convertible preferred stock, common stock warrants and options outstanding under the Company's stock option plan. For all periods presented, there is no difference in the number of shares used to calculate basic and diluted shares outstanding due to the Company's net loss position.

        Potentially dilutive securities, not included in the calculation of diluted net loss per share because to do so would have been anti-dilutive, were shares of convertible preferred stock outstanding and convertible into 5.3 million and 6.9 million shares of common stock as of December 31, 2011 and 2012, respectively.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

        In February 2013, the Financial Accounting Standards Board issued an accounting standard update to require reclassification adjustments from other comprehensive income to be presented either in the financial statements or in the notes to the financial statements. This accounting standard became effective for the Company beginning in the first quarter of fiscal 2013, and its adoption did not have any impact on the Company's consolidated financial statements.

Recent Accounting Pronouncements

        In June 2011, a new accounting standard was issued that changed the disclosure requirements for the presentation of other comprehensive income, or OCI, in financial statements, including the elimination of the option to present OCI in the Company's consolidated statements of convertible preferred stock and stockholders' deficit. The Company has elected to present OCI and its components in a single statement which is its consolidated statements of operations and comprehensive loss. This standard was adopted as of January 1, 2012 and the retrospective application of this standard did not have a material impact on the Company's consolidated financial statements.